Consolidated Balance Sheets (Parenthetical) - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Restricted cash		$ 251,778	$ 201,050
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		10,166,667	0
Common stock, shares outstanding		10,166,667	0
Additional paid in capital	[1]	$ 43,453,095	$ 25,660,896
Fortium Holdings Corp [Member]
Common stock, shares outstanding		8,400,000
Additional paid in capital			$ 25,058,733
Series A Preferred Stock [Member]
Preferred stock, shares issued		1,200	0
Preferred stock, shares outstanding		1,200	0
Series B Preferred Stock [Member]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series C Preferred Stock [Member]
Preferred stock, shares issued		205.8726308	0
Preferred stock, shares outstanding		205.8726308	0

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.